K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Clifford J. Alexander D 202.778.9068 F 202.778.9100 clifford.alexander@klgates.com

July 21, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Clough Global Dividend and Income Fund (the “Fund”)

Pre-Effective Amendment No. 1 to Registration Statement

on Form N-2 (File Nos. 333-265058 and 811-21583)

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith is a copy of Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

This Amendment is being filed primarily to incorporate (1) changes made in response to the staff comment, (2) the required financial information, (3) consents and legal opinion, and (4) other minor changes to the Fund’s prospectus and statement of additional information. In the event there are additional comments, we will make the changes in the Rule 424 filing.

Pursuant to Rule 461, the Fund hereby requests that the effectiveness of the registration Statement be accelerated so that it may become effective as soon as reasonably practicable.

If you have any questions relating to this filing, please do not hesitate to contact me at 703-380-8500.

Sincerely,

/s/ Clifford J. Alexander
Clifford J. Alexander

cc:	Ray Be

Securities and Exchange Commission

Nicholas Adams

ALPS Fund Services, Inc.

Mimi Gross

Clough Capital Partners L. P.